Share Capital - Schedule of RSUs (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
Schedule of RSUs [Abstract]
Number of units, beginning balance | shares	2,197,873	2,140,250
Weighted average grant date closing price per share, beginning balance | $ / shares	$ 4.58	$ 5.23
Number of units, granted | shares	1,210,500	1,044,750
Weighted average grant date closing price per share, granted | $ / shares	$ 5.22	$ 4.41
Number of units, Forfeited | shares	(1,262,831)	(45,167)
Weighted average grant date closing price per share, Forfeited | $ / shares	$ 4.61	$ 4.64
Number of units, distributed | shares	(89,333)	(941,960)
Weighted average grant date closing price per share, distributed | $ / shares	$ 4.87	$ 5.87
Number of units, ending balance | shares	2,056,209	2,197,873
Weighted average grant date closing price per share, ending balance | $ / shares	$ 4.93	$ 4.58